REAL ESTATE SECURITIES - Geographic Distribution of Collateral Securing Newcastle's CMBS and ABS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
CMBS Outstanding Face Amount	$ 333,121
CMBS Percentage	100.00%
ABS Outstanding Face Amount	105,226
ABS Percentage	100.00%
Western US
CMBS Outstanding Face Amount	74,067
CMBS Percentage	22.20%
ABS Outstanding Face Amount	32,080
ABS Percentage	30.50%
Northeastern US
CMBS Outstanding Face Amount	60,858
CMBS Percentage	18.30%
ABS Outstanding Face Amount	21,972
ABS Percentage	20.90%
Southeastern US
CMBS Outstanding Face Amount	66,534
CMBS Percentage	20.00%
ABS Outstanding Face Amount	20,722
ABS Percentage	19.70%
Midwestern US
CMBS Outstanding Face Amount	49,413
CMBS Percentage	14.80%
ABS Outstanding Face Amount	13,704
ABS Percentage	13.00%
Southwestern US
CMBS Outstanding Face Amount	64,632
CMBS Percentage	19.40%
ABS Outstanding Face Amount	10,567
ABS Percentage	10.00%
Other Locations
CMBS Outstanding Face Amount	12,720
CMBS Percentage	3.80%
ABS Outstanding Face Amount	6,181
ABS Percentage	5.90%
Foreign Locations
CMBS Outstanding Face Amount	4,897
CMBS Percentage	1.50%
ABS Outstanding Face Amount
ABS Percentage	0.00%